Derivative Financial Instruments and Hedging Activities (Details 1) - Foreign Exchange Contract [Member] - USD ($) $ in Millions	Dec. 31, 2014 [1]	Dec. 31, 2013
US dollar [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 678	$ 303
Euro [Member]
Derivative [Line Items]
Derivative, Notional Amount	186	97
Japanese yen [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 51	$ 35

[1]	Forward exchange contracts range in maturity from 2015 to 2017.